Property and Equipment (Details Textual) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 10,382,987	¥ 12,985,972